Segment Reporting (Details)	12 Months Ended
Feb. 28, 2021
South Africa [Member]
Segment Reporting (Details) [Line Items]
Segments	four
Africa-Other [Member]
Segment Reporting (Details) [Line Items]
Segments	four
Europe [Member]
Segment Reporting (Details) [Line Items]
Segments	four
Asia-Pacific, Middle East and US [Member]
Segment Reporting (Details) [Line Items]
Segments	four